Stockholders' Equity - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2010
Equity [Abstract]
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, par value, per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Stock repurchase program, number of shares authorized to be repurchased		3,000,000	3,000,000	5,000,000
Common stock, shares authorized	50,000,000	100,000,000	100,000,000
Treasury stock, shares retired	4,919,239